Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	CALVERT MANAGEMENT SERIES
Registrant CIK	dei_EntityCentralIndexKey	0000319676
Amendment Flag	dei_AmendmentFlag	false
Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CFOAX
Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CFOIX
Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CFORX
Calvert Floating-Rate Advantage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Calvert Floating-Rate Advantage Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide a high level of current income.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 27 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example,

		affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 27 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to subordinated debtholders and stockholders of the borrower. Loans usually are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”). The Fund currently borrows for the purpose of acquiring additional income-producing investments (referred to as “leverage”).

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (collectively, “Junior Loans”), other floating rate debt securities, fixed-income debt obligations and money market instruments. Other floating rate debt securities, fixed-income debt securities and money market instruments may include: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and commercial paper. Money market instruments with a remaining maturity of less than 60 days are deemed floating rate debt securities. Senior Loans and Junior Loans are referred to together herein as “loans.”

The Fund may invest up to 35% of its net assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars.  The Fund may engage in derivative transactions (such as futures contracts and options thereon, forward foreign currency exchange contracts and other currency hedging strategies, and interest rate swaps) to seek to hedge against fluctuations in currency exchange rates and interest rates. There is no stated limit on the Fund’s use of derivatives.

The investment adviser seeks to maintain broad borrower and industry diversification among the Fund’s loans. When selecting loans, the investment adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. Loans may be sold, if in the opinion of the investment adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment (a copy of which is included as an appendix to the Fund’s Prospectus), which provide a framework for considering environmental, social and governance (“ESG”) factors.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to subordinated debtholders and stockholders of the borrower. Loans usually are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”). The Fund currently borrows for the purpose of acquiring additional income-producing investments (referred to as “leverage”).
Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Market Risk.  The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Credit Risk. Investments in loans and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.  Due to their lower place in the borrower’s capital structure, Junior Loans involve a higher degree of overall risk than Senior Loans to the same borrower.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Borrowing Risk. Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowing.  Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rate movements and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities.  The impact of interest rate changes is significantly less for floating-rate instruments that have relatively short periodic rate resets (e.g., ninety days or less). In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

LIBOR Risk. The London Interbank Offered Rate or LIBOR, is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. The Fund has exposure to LIBOR-based instruments. Additionally, the Fund’s borrowings are subject to a LIBOR-based interest rate. Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, such as floating-rate debt obligations.  Any effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could result in losses to the Fund, and such effects may occur prior to the anticipated discontinuation of the remaining LIBOR settings in 2023. Furthermore, the risks associated with the discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
Bar Chart Closing	rr_BarChartClosingTextBlock

For the period from December 31, 2017 through December 31, 2021, the highest quarterly total return for Class A was 7.31% for the quarter ended June 30, 2020 and the lowest quarterly return was  -12.52% for the quarter ended March 31, 2020.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (3.75%).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (3.75%). The Fund commenced operations on October 10, 2017.  S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use.  S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2021
Calvert Floating-Rate Advantage Fund | S&P®/LSTA Leveraged Loan Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	5.20%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.29%
Calvert Floating-Rate Advantage Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (1)	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	$ 505
3 Years	rr_ExpenseExampleYear03	819
5 Years	rr_ExpenseExampleYear05	1,156
10 Years	rr_ExpenseExampleYear10	$ 2,104
2018	rr_AnnualReturn2018	(1.46%)
2019	rr_AnnualReturn2019	9.09%
2020	rr_AnnualReturn2020	0.43%
2021	rr_AnnualReturn2021	4.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
One Year	rr_AverageAnnualReturnYear01	0.16%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2017
Calvert Floating-Rate Advantage Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(1.33%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.25%
Calvert Floating-Rate Advantage Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	0.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.66%
Calvert Floating-Rate Advantage Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (1)	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	679
10 Years	rr_ExpenseExampleYear10	$ 1,517
One Year	rr_AverageAnnualReturnYear01	4.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.08%
Calvert Floating-Rate Advantage Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (1)	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	370
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	$ 1,445
One Year	rr_AverageAnnualReturnYear01	4.23%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.05%

[1]	Includes borrowing costs of 0.31% for Class A and Class I shares and 0.32% for Class R6 shares based on the outstanding borrowings and related costs at the Fund’s most recent fiscal year end.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s other expenses (excluding borrowing costs) in excess of 0.06% annually for each class. This expense reimbursement will continue through January 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.